Revenue - Additional Information (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Remaining unsatisfied performance obligations	$ 141,371	$ 82,039
Revenue recognized description	approximately 72% is expected to be recognized within 12 months, with the remaining 28% to be recognized beyond 12 months.	approximately 83% is expected to be recognized within 12 months, with the remaining 17% to be recognized beyond 12 months.